Equity and Earnings per Common Share, Earnings per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator [Abstract]
Net loss	$ 4,495	$ (4,309)	$ (28,477)	$ (22,384)	$ (39,788)	$ 26,474	$ 13,351	$ 34,232	$ 18,649	$ 6,859	$ (1,665)	$ 22,587	$ (50,675)	$ 34,269	$ 46,430
Net (income) loss allocated to noncontrolling interests in Operating Partnership	(75)	65	460	369	517	(350)	(167)	(443)					819	(443)	(633)
Dividends on preferred stock	2,460	2,459	2,593	1,841	1,395	1,372	1,317	1,213					9,353	5,297	1,833
Net loss applicable to common stockholders	$ 1,960	$ (6,703)	$ (30,610)	$ (23,856)	$ (40,666)	$ 24,752	$ 11,867	$ 32,576					$ (59,209)	$ 28,529	$ 43,964
Denominator [Abstract]
Weighted average common shares outstanding (in shares)	16,797,523	16,883,816	16,776,472	16,646,114	16,382,914	15,864,774	13,616,461	12,713,265					16,775,113	14,649,242	11,443,493
Weighted average diluted shares outstanding (in shares)	16,810,312	16,896,605	16,789,261	16,654,370	16,391,170	15,873,030	13,624,676	12,721,464					16,787,902	14,657,498	11,450,831
Basic and Diluted EPS: [Abstract]
Basic (in dollars per share)	$ 0.12	$ (0.40)	$ (1.82)	$ (1.43)	$ (2.48)	$ 1.56	$ 0.87	$ 2.56					$ (3.53)	$ 1.95	$ 3.84
Diluted (in dollars per share)	$ 0.12	$ (0.40)	$ (1.82)	$ (1.43)	$ (2.48)	$ 1.56	$ 0.87	$ 2.56					$ (3.53)	$ 1.95	$ 3.84
Anti-dilutive securities (in shares)													0	0	0